Tax expense/(benefit) - Summary of tax loss carry-forwards (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 6,383	€ 4,371
Deferred tax assets arising on tax loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	10,871	8,782	€ 9,069
Recognized deferred tax assets on tax loss carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	6,070	4,689
Unrecognized deferred tax assets on tax loss carry-forwards (after application of the current tax rate)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,801	4,093
France | Deferred tax assets arising on tax loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,384	1,640
France | Recognized deferred tax assets on tax loss carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,331	1,621
France | Unrecognized deferred tax assets on tax loss carry-forwards (after application of the current tax rate)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	53	19
Germany
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	900
Germany | Deferred tax assets arising on tax loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	447	381
Germany | Recognized deferred tax assets on tax loss carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	154	381
Germany | Unrecognized deferred tax assets on tax loss carry-forwards (after application of the current tax rate)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	293	0
Spain | Deferred tax assets arising on tax loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	489	509
Spain | Recognized deferred tax assets on tax loss carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	103	95
Spain | Unrecognized deferred tax assets on tax loss carry-forwards (after application of the current tax rate)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	386	414
Italy | Deferred tax assets arising on tax loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,025	3,665
Italy | Recognized deferred tax assets on tax loss carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	572	639
Italy | Unrecognized deferred tax assets on tax loss carry-forwards (after application of the current tax rate)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,453	3,026
U.S. | Deferred tax assets arising on tax loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,039
U.S. | Recognized deferred tax assets on tax loss carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,036
U.S. | Unrecognized deferred tax assets on tax loss carry-forwards (after application of the current tax rate)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3
Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		2,300
Brazil | Deferred tax assets arising on tax loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,869	1,921
Brazil | Recognized deferred tax assets on tax loss carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,549	1,616
Brazil | Unrecognized deferred tax assets on tax loss carry-forwards (after application of the current tax rate)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	320	305
Other | Deferred tax assets arising on tax loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	618	666
Other | Recognized deferred tax assets on tax loss carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	325	337
Other | Unrecognized deferred tax assets on tax loss carry-forwards (after application of the current tax rate)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 293	€ 329